Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Debt instruments	R 116	R 163
Loans to associates	116	116
Other loans	15	15
Equity instruments	78	75
Inventories	138	136
Gold in lock-up	138	136
Total other non-current assets	332	374
Day 1 Expense	0	0	R (87)
Dividend income	19	24	23
ARM BBEE Trust
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	R 101	148
Settlement of loan			264
Refinanced loan advances			R 264
ARM
Disclosure of financial assets [line items]
Ownership interest (as a percent)	12.08%
Pamodzi
Disclosure of financial assets [line items]
Loans to associates	R 116	116
Rand Mutual Assurance
Disclosure of financial assets [line items]
Equity instruments	69	67
Other investments
Disclosure of financial assets [line items]
Equity instruments	9	8
Debt instrument
Disclosure of financial assets [line items]
Loss allowance	R (116)	R (116)